Note 3 - Inventories	12 Months Ended
Oct. 31, 2015
Notes to Financial Statements
Inventory Disclosure [Text Block]
(3)	Inventories

Inventories as of October 31, 2015 and 2014 consist of the following:

	October 31,
	2015	2014
Finished goods	$6,116,989	$5,378,114
Work in process	2,918,803	3,210,955
Raw materials	8,514,718	8,663,755
Production supplies	265,570	265,295
Total	$17,816,080	$17,518,119